OFFSETTING FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of offsetting of financial liabilities [abstract]
OFFSETTING FINANCIAL ASSETS AND LIABILITIES	39. OFFSETTING FINANCIAL ASSETS AND LIABILITIES
The following table shows the impact of netting arrangements on:
–All financial assets and liabilities that are reported net on the balance sheet
–All derivative financial instruments and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.
The table identifies the amounts that have been offset in the balance sheet and those amounts that are covered by enforceable netting arrangements (offsetting arrangements and financial collateral) but do not qualify for netting under the requirements described above.
For derivative contracts, the ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as the ISDA Master Agreement or derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur.
Financial collateral refers to cash and non-cash collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realised in an event of default or if other predetermined events occur. For repurchase and reverse repurchase agreements and other similar secured lending and borrowing, the ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as global master repurchase agreements and global master securities lending agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur. Financial collateral typically comprises highly liquid securities which are legally transferred and can be liquidated if a counterparty defaults.
Santander UK engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables below do not represent Santander UK’s total credit exposure.

								Group
	Amounts subject to enforceable netting arrangements						Assets not subject to enforceable netting arrangements[2]
	Effects of offsetting on balance sheet			Related amounts not offset
	Gross amounts	Amounts offset	Net amounts on balance sheet	Financial instruments	Financial collateral[1]	Net amount		Balance sheet total[3]
2025	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivative financial assets	1,890	(1,058)	832	(415)	(370)	47	38	870
Reverse repurchase, securities borrowing & similar agreements:
–Amortised cost	20,967	(3,289)	17,678	(1,167)	(16,511)	—	—	17,678
Loans and advances to customers and banks⁴	3,959	(588)	3,371	—	—	3,371	200,286	203,657
	26,816	(4,935)	21,881	(1,582)	(16,881)	3,418	200,324	222,205
Liabilities
Derivative financial liabilities	1,731	(1,058)	673	(415)	(182)	76	14	687
Repurchase, securities lending & similar agreements:
–Amortised cost	12,318	(3,289)	9,029	(1,167)	(7,862)	—	—	9,029
Deposits by customers and banks⁴	588	(588)	—	—	—	—	193,928	193,928
	14,637	(4,935)	9,702	(1,582)	(8,044)	76	193,942	203,644

2024
Assets
Derivative financial assets	2,799	(1,643)	1,156	(407)	(711)	38	48	1,204
Reverse repurchase, securities borrowing & similar agreements:
–Amortised cost	16,175	(5,837)	10,338	(63)	(10,275)	—	—	10,338
Loans and advances to customers and banks⁴	5,421	(635)	4,786	—	—	4,786	195,654	200,440
	24,395	(8,115)	16,280	(470)	(10,986)	4,824	195,702	211,982
Liabilities
Derivative financial liabilities	2,325	(1,643)	682	(407)	(127)	148	20	702
Repurchase, securities lending & similar agreements:
–Amortised cost	14,454	(5,837)	8,617	(63)	(8,554)	—	—	8,617
Deposits by customers and banks⁴	635	(635)	—	—	—	—	194,960	194,960
	17,414	(8,115)	9,299	(470)	(8,681)	148	194,980	204,279
1Financial collateral is reflected at its fair value but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
2This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
3The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
4The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.